Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following sets forth the number of shares of common stock underlying outstanding options, warrants, and convertible debt as of June 30, 2022 and 2021:

	June 30,
	2022	2021
Warrants	1,827,650	33,304
Stock options	342,294	192,281
Convertible promissory notes	-	4,996,476
	2,169,944	5,222,061

The following sets forth the number of shares of common stock underlying outstanding options, warrants, and convertible debt as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Warrants	1,827,650	91,841
Stock options	241,128	226,418
Convertible promissory notes	-	4,684,872
	2,068,778	5,003,131